Balance Sheets (Unaudited) (USD $)	Dec. 31, 2012	Sep. 30, 2012
Current assets
Cash	$ 862
Prepaid expenses	5,500
Total assets	6,362	0
Current liabilities
Accounts payable and accrued liabilities	25
Due to related party	1,100	1,100
Total Liabilities	1,125	1,100
Stockholders' Equity (Deficit)
Common stock 75,000 shares authorized, without par value;15,000 and 0 shares issued and outstanding, respectively	5,500
Deficit Accumulated During the Development Stage	(263)	(1,100)
Total Stockholders' Equity (Deficit)	5,237	(1,100)
Total Liabilities and Stockholders' Equity (Deficit)	$ 6,362	$ 0